Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Taxes
Schedule of prepaid taxes
	December 31,	December 31,
	2023	2022
Prepaid value-added tax	$563,058	$491,772
Others	4,734	2,695
Total	$567,792	$494,467

Schedule of taxes payable
	December 31,	December 31,
	2023	2022
Corporation income tax payable	$1,033,043	$987,169
Other tax payable	154,307	264,806
Total	$1,187,350	$1,251,975

Schedule of effective tax rates reconciliation
	Years ended December 31,
	2023	2022	2021
Statutory PRC income tax rate	25%	25%	25%
Favorable tax rate impact	4%	9%	(17)%
Permanent difference and others	(6)%	9%	1%
Changes of deferred tax assets valuation allowances	9%	12%	(38)%
Total	32%	55%	(29)%

Schedule of provision for income tax expenses
	Years ended December 31,
	2023	2022	2021
Current	$2,364,489	$3,141,969	$2,429,480
Deferred	-	-	-
Total	$2,364,489	$3,141,969	$2,429,480

Schedule of components of deferred tax assets and liabilities
	December 31,	December 31,
	2023	2022
Deferred tax assets:
Allowance for doubtful accounts and other markdown and impairments	$8,658,218	$8,230,237
Valuation allowance	(8,658,218)	(8,230,237)
Total	$-	$-